Auditors' Remuneration (Details) - Schedule of auditors' remuneration - AUD ($)		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Schedule of auditors' remuneration [Abstract]
- Audit and review of financial statements	[1]	$ 202,400	$ 194,900	$ 210,422
- Other audit services	[2]	130,000	60,000	90,000
Total auditors remuneration		$ 332,400	$ 254,900	$ 300,422

[1]	Audit and review of financial statements consist of fees billed for assurance and related services that generally only the statutory auditor could reasonably provide to a client.
[2]	Included in the balance are amounts related to additional regulatory filings during the 2021, 2020 and 2019 financial years. All services provided are considered audit services for the purpose of SEC classification.